Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

14. Share‑based compensation

The total share‑based compensation expense recognized in the statement of comprehensive loss for equity incentive units granted to directors, executives, employees, consultants and investors has been recorded under the following headings:

	2020	2019	2018
Research and development	354,934	433,536	880,982
General and administration	821,479	1,252,429	1,417,951
Total share‑based compensation	1,176,413	1,685,965	2,298,933

Analysis of share‑based compensation by equity incentive plan is detailed as follows:

	2020	2019	2018
Equity sharing certificate plan	14,644	37,776	77,336
Share purchase plan	49,813	45,593	38,296
Share option plans	1,111,956	1,602,596	2,183,301
Total share‑based compensation	1,176,413	1,685,965	2,298,933

Equity Sharing Certificate Equity Incentive Plan

On June 1, 2010, the Company established an equity incentive plan based on equity sharing certificates (“ESCs”) to provide incentives to directors, executives, employees and consultants of the Group. Each ESC provides the holder (i) a right to subscribe for 1,000 shares in the Company, and (ii) a right to liquidation proceeds equivalent to that of shareholders. All rights of the ESCs expire after their defined exercise period with the ownership of the ESCs reverting to the Group. ESCs granted are subject to certain vesting conditions based on service period defined in each grant agreement. The holder of vested ESCs has the right to subscribe to shares at the subscription price if the underlying share price has reached the floor price. The floor and subscription price are defined by the Board of Directors in each grant agreement at the time of issuance. In the event of a change in control, all ESCs are automatically vested. The Group has no legal or constructive obligation to repurchase or settle ESCs in cash.

Movements in the number of share subscription rights attached to the ESCs outstanding are as follows:

	2020	2019	2018
At January 1	198,750	265,600	275,933
Granted	—	—	—
Expired	—	(66,850)	(10,333)
Exercised	—	—	—
At December 31	198,750	198,750	265,600

At December 31, 2020, of the outstanding 198,750 subscription rights (respectively 2019: 198,750 and 2018: 265,600) attached to the ESCs, 171,750 were exercisable (respectively 2019: 144,750 and 2018: 184,600). On April 1, 2019, the exercise period of 90,750 vested ESCs has been extended for 5 years. Included in share-based compensation for the year 2019, CHF 8,667 relates to the fair value adjustment for exercise period extensions of vested ESCs.

The outstanding subscription rights as at December 31, 2020, 2019 and 2018 have the following expiry dates, subscription prices and floor prices:

	Subscription prices / floor prices (CHF)
At December 31, 2020
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor prices (CHF)
At December 31, 2019
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor prices (CHF)
At December 31, 2018
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2019	151,600	—	151,600
2020	6,000	—	6,000
2027	—	108,000	108,000
Total subscription rights	157,600	108,000	265,600

Share option plans

The Company established a share option plan to provide incentives to directors, executives, employees and consultants of the Group.

During 2020, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
January 1, 2020	38,487	1.64	December 31, 2029
April 1, 2020	1,158,011	1.14	March 31, 2030
July 1, 2020	31,362	1.45	June 30, 2030
Total 2020	1,227,860

During 2019, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
January 1, 2019	243,506	2.25	December 31, 2028
July 1, 2019	187,189	1.50	June 30, 2029
October 1, 2019	30,000	1.80	September 30, 2029
Total 2019	460,695

On June 1, 2018 the Group granted 2,467,584 options at an exercise price of CHF 3, with vesting rights over 4 years and a 10-year exercise period.

Movements in the number of options outstanding are as follows:

	2020	2019	2018
At January 1	5,540,600	5,128,680	2,661,096
Granted	1,227,860	460,695	2,467,584
Exercised	—	(48,775)	—
At December 31	6,768,460	5,540,600	5,128,680

At December 31, 2020, of the outstanding 6,768,460 share options (respectively 2019: 5,540,600 and 2018: 5,128,680), 4,235,706 were exercisable (respectively 2019: 2,811,825 and 2018: 1,736,764).

On January 1, 2020, the exercise period of 194,687 vested options has been extended for 5 years and share-based compensation related to the fair value adjustment for the exercise period extensions of CHF 25,309 has been recognized in 2020.

On April 1, 2019, the exercise period of 506,351 vested options has been extended for 5 years and share-based compensation related to the fair value adjustment for the exercise period extensions of CHF 75,331 has been recognized in 2019.

The outstanding share options as at December 31, 2020, 2019 and 2018 have the following expiry dates:

	Range of exercise prices (CHF)
At December 31, 2020
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2021	—	10,000	—	—	10,000
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	243,506	2,467,584	2,711,090
2029	187,189	68,487	—	—	255,676
2030	1,189,373	—	—	—	1,189,373
Total	1,668,823	2,338,547	293,506	2,467,584	6,768,460

	Range of exercise prices (CHF)
At December 31, 2019
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2024	—	506,351	—	—	506,351
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	243,506	2,467,584	2,711,090
2029	187,189	30,000	—	—	217,189
Total	479,450	2,300,060	293,506	2,467,584	5,540,600

	Range of exercise prices (CHF)
At December 31, 2018
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2019	—	555,126	—	—	555,126
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	—	2,467,584	2,467,584
Total	292,261	2,318,835	50,000	2,467,584	5,128,680

The weighted average fair value of share options granted during 2020 determined using a Black‑Scholes model was CHF 0.45 (2019: CHF 0.68). The significant inputs to the model were:

	2020	2019	2018
Weighted average share price per share at the grant date	CHF 1.16	CHF 1.93	CHF 2.94
Weighted average strike price per share	CHF 1.16	CHF 1.92	CHF 3.00
Weighted average volatility	40.24%	36.45%	36.86%
Dividend yield	—	—	—
Weighted average annual risk-free rate / annual risk‑free rate	0.13%	0.13%	0.13%

Share purchase plan

The Group established a share purchase plan under which services are settled for shares. Under the plan directors, executives, employees and consultants may receive fully paid ordinary shares from the Group’s treasury share reserve for services rendered. During the year ended December 31, 2020, 207,190 shares (respectively 2019: 196,610 and 2018: 87,176) were transferred to settle CHF 285,745 (respectively 2019: CHF 289,214 and 2018: CHF 208,085) of consulting fees.